Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 28,244	$ 25,549